Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Disclosures [Abstract]
Schedule of Financial Statement Information by Operating Segment	Financial statement information by operating segment for the three and nine months ended September 30, 2024 is presented below:
	Three Months Ended September 30, 2024				Nine Months Ended September 30, 2024
	Corporate	Cybersecurity	SVC	Total	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$1,044,744	$1,006,928	$2,051,672	$-	$3,137,138	$2,913,655	$6,050,793
Operating (loss) income	(427,476)	(1,104,457)	(38,177)	(1,570,110)	(1,059,650)	(4,880,607)	(160,892)	(6,101,149)
Interest expense	46,920	3,275	-	50,195	398,579	638,689	-	1,037,268
Depreciation and amortization	-	44,928	141,494	186,422	-	195,317	412,966	608,283
Total assets as of September 30, 2024	14,865	2,098,766	5,730,571	7,844,202	14,865	2,098,766	5,730,571	7,844,202

Financial statement information by operating segment for the three and nine months ended September 30, 2023 is presented below:
	Three Months Ended September 30, 2023				Nine Months Ended September 30, 2023
	Corporate	Cybersecurity	SVC	Total	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$934,861	$1,039,603	$1,974,464	$-	$2,902,247	$2,720,857	$5,623,104
Operating loss	(570,900)	(2,196,637)	153,962	(2,613,575)	(2,294,299)	(5,005,406)	(93,370)	(7,393,075)
Interest expense	(471,506)	1,589,112	-	1,117,606	(254,200)	1,959,859	-	1,705,659
Depreciation and amortization	-	47,365	150,843	198,208	-	161,575	452,523	614,098
Total assets as of December 31, 2023	14,929	3,361,863	5,825,951	9,202,743	14,929	3,361,863	5,825,951	9,202,743
Financial statement information by operating segment for the year ended December 31, 2023 is presented below:
	Year Ended December 31, 2023
	Corporate	Technology	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating loss	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	262,318	589,194	851,512
Total assets as of December 31, 2023	14,929	3,366,938	5,825,951	9,207,818
Financial statement information by operating segment for the year ended December 31, 2022 is presented below:
	Year Ended December 31, 2022
	Corporate	Technology	SVC	Total

Net sales	$-	$2,265,444	$6,299,332	$8,564,776
Operating (loss) income	(3,982,007)	(11,164,215)	542,045	(14,604,177)
Interest expense	1,164,641	80,986	97,200	1,342,827
Depreciation and amortization	-	205,498	603,359	808,857
Total assets as of December 31, 2022	606,752	4,720,150	11,427,075	16,753,977

Schedule of Geographic Information	Geographic information as of and for the year ended December 31, 2023 is presented below:
	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023

Puerto Rico and Canada	$-	$-
United States	6,906,160	8,087,043
Consolidated total	6,906,160	8,087,043
Geographic information as of and for the year ended December 31, 2022 is presented below:
	Revenues For The Year Ended December 31, 2022	Long-lived Assets as of December 31, 2022

Puerto Rico and Canada	$-	$-
United States	8,564,776	14,367,919
Consolidated total	8,564,776	14,367,919